BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 23, 2014	Dec. 31, 2013	Nov. 11, 2013	May 31, 2013	Dec. 31, 2012	Jan. 27, 2012	Jan. 02, 2012	Dec. 31, 2011
Net assets		$ 175,507		$ 3,063	$ 1,233		$ 112,536	$ 267
Net liabilities	(8,412)		(13,253)			(20,047)			(3,248)
Intangible assets				2,874	4,270				7,251
OCS liability (See note 13f)		(4,437)					(3,740)
Deferred tax liability, net	(825)	(10,796)	(2,871)		(1,068)		(1,974)
Non-controlling interest		(178,174)			(1,750)		(81,605)	(17,706)
Goodwill	373,231	149,559	227,434	5,026	6,248	326,860	51,614	23,156	8,702
Net assets acquired		175,296		10,963	8,933		88,229	9,250	12,705
Scenario, Previously Reported [Member]
Net assets					1,219
Intangible assets					3,873
Deferred tax liability, net					0
Non-controlling interest					(1,880)
Goodwill					5,809
Net assets acquired					9,021
Restatement Adjustment [Member]
Net assets					14
Intangible assets					397
Deferred tax liability, net					(1,068)
Non-controlling interest					130
Goodwill					439
Net assets acquired					(88)
Customer Relationship [Member]
Intangible assets		20,707					5,644	3,195
Developed Technology [Member]
Intangible assets		19,066					2,926
Backlog and deferred revenues [Member]
Intangible assets		3,864					2,828
Backlog And Non Compete Agreement [Member]
Intangible assets								$ 338